Consolidated Balance Sheets (FY) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash	$ 6,331	$ 2,087
Prepaid expenses and other current assets	261	177
Current assets of discontinued operations	0	1,370
Total current assets	6,592	3,634
Property and equipment, net	79	164
Other long term assets	35	60
Noncurrent assets of discontinued operations	0	842
Total assets	6,706	4,700
Current liabilities
Accounts payable	58	763
Accrued expenses	650	1,333
Accrued compensation	863	614
Deferred revenue	12	0
Note payable, net	0	6,650
Current liabilities of discontinued operations	0	1,934
Total current liabilities	1,583	11,294
Warrant liabilities	694	846
Other long term liabilities	58	76
Total liabilities	2,335	12,216
Commitments and contingencies
Stockholders' equity (deficit)
Preferred stock, $.001 par value, 10,000,000 shares authorized, no shares issued or outstanding as of December 31, 2017 and 2016	0	0
Common stock, $.001 par value, 30,000,000 shares authorized, 15,217,231 and 7,733,205 issued and outstanding as of December 31, 2017 and 2016, respectively	15	8
Additional paid-in-capital	320,343	308,784
Accumulated deficit	(315,987)	(316,308)
Total stockholders' equity (deficit)	4,371	(7,516)
Total liabilities and stockholders' equity (deficit)	$ 6,706	$ 4,700